COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of minimum future payments under operating leases for the entity's continuing operations
2013	$4,429
2014	4,092
2015	3,630
2016	3,597
2017	3,487
Subsequent years	10,876
$30,111

Schedule of the changes in the liability for product warranties
	2012	2011
Balance, beginning of year	$4,537	$4,059
Provisions	9,399	7,254
Expenditures	(8,178)	(6,776)
Liability held for sale	(1,589)	—
Balance, end of year	$4,169	$4,537